ACCRUED INTEREST RECEIVABLE	12 Months Ended
Jun. 30, 2017
ACCRUED INTEREST RECEIVABLE [Abstract]
ACCRUED INTEREST RECEIVABLE
9.	ACCRUED INTEREST RECEIVABLE

Accrued interest receivable consists of the following:

	2017	2016
	(Dollars in Thousands)
Investment and mortgage-backed securities	$924	$1,265
Loans receivable	196	161
FHLB stock	86	82

Total	$1,206	$1,508